Operating Lease Right-of-Use (Rou) Assets and Operating Lease Liabilities (Details) - Schedule of operating lease liabilities related to the ROU assets - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Schedule of operating lease liabilities related to the ROU assets [Abstract]
Lease liabilities related to office leases right of use assets	$ 245,552	$ 22,216
Less: current portion of lease liabilities	(39,879)	(22,216)
Lease liabilities – long-term	$ 205,673